Supplement to the Currently Effective Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

Important Notice Regarding Changes in Investment Policy

The purpose of this supplement is to provide you with changes to the current Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information (SAI) for the Funds listed below effective on or about May 15, 2020:

Invesco Oppenheimer Rochester® California Municipal Fund

Invesco Oppenheimer Rochester® Municipals Fund

Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund

This supplement amends the Summary and Statutory Prospectuses and SAIs of the above referenced funds (the “Funds”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and SAIs and retain it for future reference.

At meetings held on December 9-11, 2019, the Boards of Trustees of the Funds approved the following changes to the Funds, effective on or about May 15, 2020. As a result of these changes, the Summary and Statutory Prospectuses and SAIs for the Funds are revised as follows:

1.

The following information replaces in its entirety the second sentence of the second paragraph under the heading “Principal Investment Strategies of the Fund” in the Summary and Statutory Prospectuses for Invesco Oppenheimer Rochester® California Municipal Fund:

Additionally, under normal market conditions, and as a fundamental policy, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in California municipal securities and in derivatives and other instruments that have economic characteristics similar to such securities.

2.

The following information replaces in its entirety the second sentence of the second paragraph under the heading “Principal Investment Strategies of the Fund” in the Summary and Statutory Prospectuses for Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund:

Additionally, under normal market conditions, and as a fundamental policy, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in Pennsylvania municipal securities, and in derivatives and other instruments that have economic characteristics similar to such securities.

3.

The following information replaces in its entirety the second sentence of the second paragraph under the heading “Principal Investment Strategies of the Fund” in the Summary and Statutory Prospectuses for Invesco Oppenheimer Rochester® Municipals Fund:

Additionally, under normal market conditions, and as a fundamental policy, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in New York municipal securities, and in derivatives and other instruments that have economic characteristics similar to such securities.

4.	Invesco Oppenheimer Rochester® Municipals Fund will be renamed “Invesco Oppenheimer Rochester® New York Municipals Fund.”

5.

The Summary and Statutory Prospectuses for each of Invesco Oppenheimer Rochester® California Municipal Fund, Invesco Oppenheimer Rochester® Municipals Fund and Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund is supplemented as follows:

a.	The following information replaces in its entirety the first sentence of the second paragraph under the heading “Principal Investment Strategies of the Fund.”

As a fundamental policy, the Fund may invest up to 20% of its net assets in securities subject to the federal Alternative Minimum Tax (AMT).

b.

The last sentence of the first paragraph under the sub-heading “Municipal Securities” under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s), Principal Investment Strategies and Risks” in the Statutory Prospectuses is deleted in its entirety.

6.

The following information is added as fundamental restriction numbers (9)(c), (9)(d), (9)(e) and (9)(f) under the heading “Description of the Funds and their Investments and Risks – Fund Policies – Fundamental Restrictions” in the SAI for Invesco Oppenheimer Rochester® California Municipal Fund and Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund:

(9)(c) The Invesco Oppenheimer Rochester® California Municipal Fund limits its investments in securities subject to the federal Alternative Minimum Tax to up to 20% of its net assets.

(9)(d) The Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund limits its investments in securities subject to the federal Alternative Minimum Tax to up to 20% of its net assets.

(9)(e) Under normal market conditions, the Invesco Oppenheimer Rochester® California Municipal Fund invests at least 80% of its net assets in California municipal securities.

(9)(f) Under normal market conditions, the Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund invests at least 80% of its net assets in Pennsylvania municipal securities.

7.

The following information is added as fundamental restriction numbers (9)(c) and (9)(d) under the heading “Description of the Funds and their Investments and Risks – Fund Policies – Fundamental Restrictions” in the SAI for Invesco Oppenheimer Rochester® Municipals Fund:

(9)(c) The Invesco Oppenheimer Rochester® Municipals Fund limits its investments in securities subject to the federal Alternative Minimum Tax to up to 20% of its net assets.

(9)(d) Under normal market conditions, the Invesco Oppenheimer Rochester Municipals Fund invests at least 80% of its net assets in New York municipal securities.

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